Retirement benefit obligations - Schedule of Benefit Plan Member Life Expectancy (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Men | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	26 years 6 months	26 years 4 months 24 days
Men | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	27 years 4 months 24 days	27 years 3 months 18 days
Women | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	28 years 7 months 6 days	28 years 6 months
Women | 15 years after valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Actuarial assumption of life expectancy after retirement	29 years 6 months	29 years 4 months 24 days